SCHEDULE OF CONTRACT COSTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Balance at beginning of the period	$ 440,330
Additions	508,413	1,206,379
Recognized to cost of revenue during the period	(898,614)	(766,049)
Balance at end of the period	$ 50,129	$ 440,330